REVENUE	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The following table summarizes revenues for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,
	2021	2020
	(in millions)
Agriculture	$3,563	$2,713
Construction	773	576
Commercial and Specialty Vehicles	2,879	2,371
Powertrain	953	909
Eliminations and Other	(631)	(462)
Total Industrial Activities	$7,537	$6,107
Financial Services	450	408
Eliminations and Other	(15)	(23)
Total Revenues	$7,972	$6,492

	Nine Months Ended September 30,
	2021	2020
	(in millions)
Agriculture	$10,571	$7,498
Construction	2,237	1,418
Commercial and Specialty Vehicles	8,904	6,131
Powertrain	3,474	2,425
Eliminations and Other	(2,116)	(1,222)
Total Industrial Activities	$23,070	$16,250
Financial Services	1,337	1,338
Eliminations and Other	(51)	(57)
Total Revenues	$24,356	$17,531
The following table disaggregates revenues by major source for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,
	2021	2020
	(in millions)
Revenues from:
Sales of goods	$7,284	$5,874
Rendering of services and other revenues	172	158
Rents on assets sold with a buy-back commitment	81	75
Revenues from sales of goods and services	7,537	6,107
Finance and interest income	259	228
Rents and other income on operating lease	176	157
Finance, interest and other income	435	385
Total Revenues	$7,972	$6,492

	Nine Months Ended September 30,
	2021	2020
	(in millions)
Revenues from:
Sales of goods	$22,322	$15,575
Rendering of services and other revenues	505	440
Rents on assets sold with a buy-back commitment	243	235
Revenues from sales of goods and services	23,070	16,250
Finance and interest income	737	755
Rents and other income on operating lease	549	526
Finance, interest and other income	1,286	1,281
Total Revenues	$24,356	$17,531
Contract liabilities recorded in Other liabilities were $1,387 million and $1,381 million at September 30, 2021 and December 31, 2020, respectively. Contract liabilities primarily relate to extended warranties/maintenance and repair contracts, and transactions for the sale of vehicles with a buy-back commitment. During the three months ended September 30, 2021 and 2020, revenues included $103 million and $107 million, respectively, relating to contract liabilities outstanding at the beginning of each period. During the nine months ended September 30, 2021 and 2020, revenues included $377 million and $365 million, respectively, relating to contract liabilities outstanding at the beginning of each period.
At September 30, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was approximately $2.8 billion ($2.2 billion as of December 31, 2020). The Company expects to recognize revenue on approximately 36% and 82% of the remaining performance obligations over the next 12 and 36 months, respectively (approximately 32% and 77% as of December 31, 2020), with the remaining recognized thereafter.